LOANS AND RECEIVABLES FROM CUSTOMERS (Details 1) - Loans And Receivables From Customers, Net [Member] - Gross Assets [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 20,382,605	$ 21,003,952
Distribution Percentage	100.00%	100.00%
Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 14,759,597	$ 15,359,900
Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	5,623,008	5,644,052
Commercial Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 13,716,546	$ 14,634,471
Distribution Percentage	67.30%	69.68%
Commercial Loans [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 9,579,542	$ 10,645,548
Commercial Loans [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	4,137,004	3,988,923
Commercial Loans [Member] | Manufacturing [Member]
Disclosure of financial assets [line items]
Financial assets	$ 1,040,491	$ 1,221,396
Distribution Percentage	5.11%	5.81%
Commercial Loans [Member] | Manufacturing [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 784,608	$ 1,065,647
Commercial Loans [Member] | Manufacturing [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	255,883	155,749
Commercial Loans [Member] | Mining [Member]
Disclosure of financial assets [line items]
Financial assets	$ 644,061	$ 703,440
Distribution Percentage	3.16%	3.35%
Commercial Loans [Member] | Mining [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 363,065	$ 428,384
Commercial Loans [Member] | Mining [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	280,996	275,056
Commercial Loans [Member] | Electricity, Gas and Water [Member]
Disclosure of financial assets [line items]
Financial assets	$ 936,483	$ 1,135,329
Distribution Percentage	4.59%	5.41%
Commercial Loans [Member] | Electricity, Gas and Water [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 589,067	$ 720,818
Commercial Loans [Member] | Electricity, Gas and Water [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	347,416	414,511
Commercial Loans [Member] | Agriculture and Livestock [Member]
Disclosure of financial assets [line items]
Financial assets	$ 415,930	$ 427,745
Distribution Percentage	2.04%	2.04%
Commercial Loans [Member] | Agriculture and Livestock [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 205,333	$ 262,449
Commercial Loans [Member] | Agriculture and Livestock [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	210,597	165,296
Commercial Loans [Member] | Forestry and Wood Extraction [Member]
Disclosure of financial assets [line items]
Financial assets	$ 38,807	$ 35,347
Distribution Percentage	0.19%	0.17%
Commercial Loans [Member] | Forestry and Wood Extraction [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 22,975	$ 28,853
Commercial Loans [Member] | Forestry and Wood Extraction [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	15,832	6,494
Commercial Loans [Member] | Fishing [Member]
Disclosure of financial assets [line items]
Financial assets	$ 13,912	$ 58,770
Distribution Percentage	0.07%	0.28%
Commercial Loans [Member] | Fishing [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 1,527	$ 58,770
Commercial Loans [Member] | Fishing [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	12,385
Commercial Loans [Member] | Transport [Member]
Disclosure of financial assets [line items]
Financial assets	$ 668,477	$ 694,353
Distribution Percentage	3.28%	3.31%
Commercial Loans [Member] | Transport [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 461,486	$ 442,468
Commercial Loans [Member] | Transport [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	206,991	251,885
Commercial Loans [Member] | Communications [Member]
Disclosure of financial assets [line items]
Financial assets	$ 94,439	$ 80,160
Distribution Percentage	0.46%	0.38%
Commercial Loans [Member] | Communications [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 29,296	$ 31,712
Commercial Loans [Member] | Communications [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	65,143	48,448
Commercial Loans [Member] | Construction [Member]
Disclosure of financial assets [line items]
Financial assets	$ 1,638,120	$ 1,624,794
Distribution Percentage	8.04%	7.74%
Commercial Loans [Member] | Construction [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 1,368,057	$ 1,359,125
Commercial Loans [Member] | Construction [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	270,063	265,669
Commercial Loans [Member] | Commerce [Member]
Disclosure of financial assets [line items]
Financial assets	$ 1,712,850	$ 1,714,589
Distribution Percentage	8.40%	8.16%
Commercial Loans [Member] | Commerce [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 815,184	$ 912,877
Commercial Loans [Member] | Commerce [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	897,666	801,712
Commercial Loans [Member] | Services [Member]
Disclosure of financial assets [line items]
Financial assets	$ 3,780,733	$ 4,287,373
Distribution Percentage	18.55%	20.41%
Commercial Loans [Member] | Services [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 2,616,171	$ 2,869,113
Commercial Loans [Member] | Services [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	1,164,562	1,418,260
Commercial Loans [Member] | Others [Member]
Disclosure of financial assets [line items]
Financial assets	$ 2,732,243	$ 2,651,175
Distribution Percentage	13.41%	12.62%
Commercial Loans [Member] | Others [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 2,322,773	$ 2,465,332
Commercial Loans [Member] | Others [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	409,470	185,843
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 4,152,753	$ 3,888,517
Distribution Percentage	20.37%	18.51%
Mortgage Loans [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 3,635,993	$ 3,360,930
Mortgage Loans [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	516,760	527,587
Consumer Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 2,513,306	$ 2,480,964
Distribution Percentage	12.33%	11.81%
Consumer Loans [Member] | Local Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 1,544,062	$ 1,353,422
Consumer Loans [Member] | Foreign Loans [Member]
Disclosure of financial assets [line items]
Financial assets	$ 969,244	$ 1,127,542